Fair Value Measurement - Schedule of cumulative fair values of the Company's call right liability (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Balances at December 31, 2017	$ 0
Balances at December 31, 2018	390
Call Right Liability
Balances at December 31, 2017	313
Decrease in fair value of call right liability at issuance of Series A-5	(313)
Balances at December 31, 2018	$ 0